Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.95%
Consumer discretionary: 11.42%
Auto components: 1.35%
Dana Incorporated	130,969	$ 3,046,339
Patrick Industries Incorporated	63,279	5,164,199
		8,210,538
Diversified consumer services: 0.64%
H&R Block Incorporated	151,077	3,875,125
Hotels, restaurants & leisure: 1.19%
Dine Brands Global Incorporated †	53,833	4,453,066
Wyndham Hotels & Resorts Incorporated	38,957	2,832,174
		7,285,240
Household durables: 1.98%
GoPro Incorporated Class A †	319,929	3,189,692
Green Brick Partners Incorporated †	81,052	2,025,489
Hooker Furniture Corporation	142,173	4,430,111
iRobot Corporation †«	30,307	2,458,504
		12,103,796
Leisure products: 1.66%
Johnson Outdoors Incorporated Class A	47,293	5,428,763
Malibu Boats Incorporated Class A †	65,521	4,691,304
		10,120,067
Multiline retail: 0.61%
Big Lots Stores Incorporated	46,244	2,250,233
Nordstrom Incorporated †	51,507	1,473,615
		3,723,848
Specialty retail: 2.34%
American Eagle Outfitters Incorporated	88,480	2,700,410
Dick's Sporting Goods Incorporated	49,637	6,989,386
Shoe Carnival Incorporated	119,792	4,585,638
		14,275,434
Textiles, apparel & luxury goods: 1.65%
Lakeland Industries Incorporated †«	210,309	5,020,076
Rocky Brands Incorporated	102,164	5,075,508
		10,095,584
Energy: 4.45%
Energy equipment & services: 1.90%
Helmerich & Payne Incorporated	214,978	5,787,208
Patterson-UTI Energy Incorporated	745,778	5,787,237
		11,574,445
Oil, gas & consumable fuels: 2.55%
Diamondback Energy Incorporated	75,213	5,801,931
See accompanying notes to portfolio of investments

Wells Fargo Small Company Value Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Southwestern Energy Company †	1,163,681	$ 5,294,749
W&T Offshore Incorporated †	1,378,732	4,494,666
		15,591,346
Financials: 23.02%
Banks: 15.73%
Ameris Bancorp	139,458	6,866,912
Atlantic Union Bankshares Corporation	187,293	6,929,841
Banc of California Incorporated	232,703	4,181,673
Banner Corporation	108,771	6,221,701
Customers Bancorp Incorporated †	174,740	7,235,983
FB Financial Corporation	132,277	5,448,490
First Foundation Incorporated	251,397	6,041,070
First Interstate BancSystem Class A	131,092	5,775,914
Great Southern Bancorp Incorporated	79,849	4,349,375
Heritage Financial Corporation	197,659	5,030,422
Independent Bank Corporation	176,094	3,687,408
OceanFirst Financial Corporation	232,132	4,935,126
OFG Bancorp	236,256	5,625,255
Synovus Financial Corporation	163,354	7,040,557
Umpqua Holdings Corporation	340,347	6,626,556
Univest Corporation of Pennsylvania	178,323	4,828,987
Western Alliance Bancorp	52,979	5,168,631
		95,993,901
Capital markets: 1.80%
Piper Jaffray Companies Incorporated	53,546	7,652,794
Sculptor Capital Management Incorporated	117,547	3,326,580
		10,979,374
Insurance: 2.06%
American Equity Investment Life Holding Company	179,952	5,702,679
Horace Mann Educators Corporation	87,291	3,578,931
United Fire Group Incorporated	127,786	3,317,325
		12,598,935
Mortgage REITs: 1.00%
AGNC Investment Corporation	185,529	3,025,978
Annaly Capital Management Incorporated	350,995	3,050,147
		6,076,125
Thrifts & mortgage finance: 2.43%
Axos Financial Incorporated †	121,492	5,889,932
Homestreet Incorporated	80,419	3,285,116
Walker & Dunlop Incorporated	50,776	5,638,675
		14,813,723
Health care: 12.57%
Biotechnology: 1.75%
Chemocentryx Incorporated †	160,456	2,536,809
Eagle Pharmaceuticals Incorporated †	76,957	4,107,195
Emergent BioSolutions Incorporated †	63,722	4,019,584
		10,663,588
See accompanying notes to portfolio of investments

2  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.66%
AngioDynamics Incorporated †	235,503	$ 6,664,735
ICU Medical Incorporated †	27,245	5,431,291
Integer Holdings Corporation †	49,457	4,885,857
Merit Medical Systems Incorporated †	74,812	5,369,257
		22,351,140
Health care providers & services: 5.98%
Addus Homecare Corporation †	64,300	5,781,856
AMN Healthcare Services Incorporated †	50,968	5,785,887
Brookdale Senior Living Incorporated †	415,342	3,031,997
Option Care Health Incorporated †	185,051	4,950,114
Premier Incorporated Class A	161,909	6,019,777
The Ensign Group Incorporated	66,140	5,401,654
U.S. Physical Therapy Incorporated	47,145	5,534,823
		36,506,108
Health care technology: 0.68%
Computer Programs & Systems Incorporated	116,114	4,130,175
Pharmaceuticals: 0.50%
Phibro Animal Health Corporation Class A	125,298	3,043,488
Industrials: 17.26%
Air freight & logistics: 0.43%
Radiant Logistics Incorporated †	387,112	2,651,717
Airlines: 0.33%
Alaska Air Group Incorporated †	35,568	2,039,469
Building products: 0.71%
CSW Industrials Incorporated	32,451	4,309,168
Commercial services & supplies: 2.30%
ABM Industries Incorporated	126,739	6,276,115
Healthcare Services Group Incorporated	137,055	3,585,359
Herman Miller Incorporated	98,819	4,153,363
		14,014,837
Construction & engineering: 3.77%
Comfort Systems Incorporated	72,524	5,510,374
Great Lakes Dredge & Dock Company †	309,913	4,682,785
MYR Group Incorporated †	62,123	6,461,413
Northwest Pipe Company †	92,755	2,404,210
Sterling Construction Company Incorporated †	172,697	3,982,393
		23,041,175
Electrical equipment: 1.34%
Atkore International Incorporated †	26,095	2,420,833
Regal-Beloit Corporation	38,553	5,760,589
		8,181,422
Machinery: 5.80%
Columbus McKinnon Corporation	76,598	3,527,338
Federal Signal Corporation	106,492	4,326,770
Hillenbrand Incorporated	110,157	5,113,488
Kadant Incorporated	31,552	6,598,154
See accompanying notes to portfolio of investments

Wells Fargo Small Company Value Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Machinery (continued)
Miller Industries Incorporated	101,208	$ 3,766,962
Rexnord Corporation	99,736	6,059,959
The Shyft Group Incorporated	136,189	5,993,678
		35,386,349
Professional services: 1.61%
CBIZ Incorporated †	153,837	5,247,380
Kelly Services Incorporated Class A	190,267	3,698,790
Mastech Digital Incorporated †	49,732	867,326
		9,813,496
Road & rail: 0.97%
Arcbest Corporation	88,461	5,903,003
Information technology: 9.69%
Electronic equipment, instruments & components: 3.63%
ePlus Incorporated †	35,809	3,875,250
Insight Enterprises Incorporated †	63,552	6,538,865
Methode Electronics Incorporated	128,595	5,988,669
PC Connection Incorporated	55,376	2,680,752
Sanmina Corporation †	78,184	3,086,704
		22,170,240
IT services: 1.94%
BM Technologies Incorporated †«	43,806	426,670
Conduent Incorporated †	561,939	4,102,155
TTEC Holdings Incorporated	31,016	3,270,947
Unisys Corporation †	165,792	4,013,824
		11,813,596
Semiconductors & semiconductor equipment: 3.01%
Cirrus Logic Incorporated †	41,793	3,496,820
Diodes Incorporated †	43,263	4,189,156
FormFactor Incorporated †	96,597	3,755,691
Ichor Holdings Limited †	74,062	3,281,687
Onto Innovation Incorporated †	48,793	3,617,025
		18,340,379
Software: 0.62%
NCR Corporation †	88,527	3,760,627
Technology hardware, storage & peripherals: 0.49%
Xerox Holdings Corporation	133,714	3,009,902
Materials: 7.34%
Chemicals: 4.32%
Advansix Incorporated †	122,839	4,483,624
Hawkins Incorporated	132,558	5,021,297
Ingevity Corporation †	55,827	4,487,933
Minerals Technologies Incorporated	94,133	7,402,619
Stepan Company	42,165	4,956,917
		26,352,390
Construction materials: 0.80%
Eagle Materials Incorporated	31,140	4,883,998
See accompanying notes to portfolio of investments

4  |  Wells Fargo Small Company Value Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Containers & packaging: 0.68%
UFP Technologies Incorporated †	59,565	$ 4,168,954
Metals & mining: 1.54%
Kaiser Aluminum Corporation	22,197	2,802,593
Schnitzer Steel Industries Incorporated Class A	139,394	6,594,730
		9,397,323
Real estate: 13.20%
Equity REITs: 13.20%
Agree Realty Corporation	59,664	4,447,951
American Campus Communities Incorporated	127,541	6,485,462
Armada Hoffler Properties Incorporated	294,202	3,951,133
Centerspace REIT	79,369	8,030,555
Global Medical REIT Incorporated	296,065	4,565,322
Independence Realty Trust Incorporated	245,251	5,022,740
Lexington Corporate Properties Trust	618,150	8,363,570
Monmouth Real Estate Investment Corporation	303,460	5,759,671
One Liberty Properties Incorporated	155,656	4,956,087
Outfront Media Incorporated	180,071	4,458,558
PotlatchDeltic Corporation	91,407	4,748,594
Retail Opportunity Investment Corporation	232,067	4,195,771
RLJ Lodging Trust	253,048	3,651,483
STAG Industrial Incorporated	186,354	7,873,457
Summit Hotel Properties Incorporated †	430,311	4,010,499
		80,520,853
Total Common stocks (Cost $420,566,098)		603,770,878

Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company †	8,457	296
Total Warrants (Cost $0)		296

		Yield
Short-term investments: 1.43%
Investment companies: 1.43%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	3,047,325	3,047,325
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	5,693,848	5,693,848
Total Short-term investments (Cost $8,741,173)				8,741,173
Total investments in securities (Cost $429,307,271)	100.38%			612,512,347
Other assets and liabilities, net	(0.38)			(2,300,564)
Total net assets	100.00%			$610,211,783

See accompanying notes to portfolio of investments

Wells Fargo Small Company Value Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$1,657,815	$26,632,988	$(25,243,478)	$0	$0	$3,047,325	3,047,325	$114#
Wells Fargo Government Money Market Fund Select Class	5,823,369	18,245,225	(18,374,746)	0	0	5,693,848	5,693,848	338
				$0	$0	$8,741,173		$452

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Wells Fargo Small Company Value Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo Small Company Value Portfolio  |  7

Notes to portfolio of investments—August 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$69,689,632	$0	$0	$69,689,632
Energy	27,165,791	0	0	27,165,791
Financials	140,462,058	0	0	140,462,058
Health care	76,694,499	0	0	76,694,499
Industrials	105,340,636	0	0	105,340,636
Information technology	59,094,744	0	0	59,094,744
Materials	44,802,665	0	0	44,802,665
Real estate	80,520,853	0	0	80,520,853
Warrants
Energy	0	296	0	296
Short-term investments
Investment companies	8,741,173	0	0	8,741,173
Total assets	$612,512,051	$296	$0	$612,512,347
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Wells Fargo Small Company Value Portfolio